Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 36,523,995	$ 5,003,767	¥ 60,167,232
Accounts receivable, net	2,712,845	371,658	2,235,490
Prepaid expenses and other current assets	27,402,834	3,754,173	8,042,169
Total current assets	66,639,674	9,129,598	70,444,891
Long-term investments	38,000,000	5,205,979	38,000,000
Property and equipment, net	38,698,086	5,301,616	30,235,985
Intangible assets, net	46,236,111	6,334,321	58,886,111
Goodwill	196,289,492	26,891,550	196,289,492
Other non-current assets	35,156,141	4,816,372	31,691,417
Right-of-use assets	35,907,761	4,919,343	23,391,247
Total assets	456,927,265	62,598,779	448,939,143
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB 60,587 and RMB 117,920 as of December 31, 2023 and 2024, respectively)	56,372,960	7,723,064	49,146,103
Lease liabilities-current	18,085,643	2,477,723	13,110,449
Deferred revenues	280,036,806	38,364,885	252,145,949
Total current liabilities	354,495,409	48,565,672	314,402,501
Lease liabilities-non-current	17,120,842	2,345,546	9,496,422
Deferred income tax liabilities	5,664,822	776,077	12,066,513
Total liabilities	377,281,073	51,687,295	335,965,436
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 64,585,618 and 64,581,140 shares as of December 31, 2023 and 2024, respectively Outstanding: 62,893,960 and 63,249,096 shares as of December 31, 2023 and 2024, respectively	4,755,623	651,518	4,730,128
Treasury shares-585,358 common shares as of December 31, 2023 and 2024, at cost	(8,201,046)	(1,123,539)	(8,201,046)
Additional paid-in capital	547,915,003	75,064,048	545,222,465
Accumulated other comprehensive loss	(36,952,183)	(5,062,428)	(37,004,507)
Accumulated deficit	(427,806,949)	(58,609,312)	(391,709,172)
Total shareholders' equity attributable to ATA Creativity Global	79,710,448	10,920,287	113,037,868
Non-controlling interests	(64,256)	(8,803)	(64,161)
Total shareholders' equity	79,646,192	10,911,484	112,973,707
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 456,927,265	$ 62,598,779	¥ 448,939,143